UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Brookstone Active ETF

(BAMA) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$105	0.95%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting robust corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow.

Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm and corporate cost pressures stabilized.

Fixed income markets also posted solid results. U.S taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.13% for the period ended May 31, 2026. The Bloomberg U.S. Aggregate Bond Index advanced 4.74% in the second half of 2025, supported by easing monetary policy characterized by three consecutive interest rate cuts from the Federal Reserve. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed interest-rate-sensitive sectors due to tightening credit spreads and continued demand for yield.

In early 2026, the bond index rose an additional 0.39% despite increased cost pressures and uncertainty due to the Middle East conflict. Although hopes for additional policy easing from the Federal Reserve have turned into expectations of additional rate hikes in the future, high quality income remains attractive as corporate balance sheets remain strong. Overall, fixed income performance reflected the shift from falling cost pressures to heightened energy and supply chain uncertainty.

The Federal Reserve reduced its policy rates at three consecutive meetings as the labor market cooled. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rates market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Active ETF gained 21.39%, outperforming its benchmark, the Dow Jones Moderate Portfolio Index, which returned 18.08%. The outperformance was primarily due to Brookstone Active ETF’s higher allocation to U.S equities and Fixed Income, whereas the benchmark includes a globally diversified mix of stocks, bonds, and cash, represented by multiple sub-indexes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Brookstone Active ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
11/30/23	$10,488	$10,442	$10,719
02/29/24	$11,263	$11,103	$12,003
05/31/24	$11,549	$11,282	$12,473
08/31/24	$12,186	$11,864	$13,395
11/30/24	$12,742	$12,239	$14,352
02/28/25	$12,641	$12,140	$14,212
05/31/25	$12,594	$12,391	$14,159
08/31/25	$13,399	$13,093	$15,522
11/30/25	$13,992	$13,470	$16,505
02/28/26	$14,359	$14,114	$16,627
05/31/26	$15,288	$14,631	$18,376

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 27, 2023)
Brookstone Active ETF - NAV	21.39%	17.18%
Dow Jones Moderate Portfolio Index	18.08%	15.28%
S&P 500® Index	29.78%	25.52%
Bloomberg U.S. Aggregate Bond Index	5.13%	5.95%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$53,069,311
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$291,457
  Portfolio Turnover56%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	31.6%
Equity	68.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Portfolio S&P 500 Growth ETF	23.4%
State Street SPDR Portfolio S&P 500 ETF	22.8%
SPDR Portfolio Aggregate Bond ETF	18.0%
iShares iBonds Dec 2027 Term Treasury ETF, USD Class	13.6%
iShares Core MSCI Emerging Markets ETF	11.4%
iShares Core MSCI EAFE ETF	10.4%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Active ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-active-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMA

Brookstone Dividend Stock ETF

(BAMD) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$92	0.87%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting strong corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow.

Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm, cost pressures stabilized, and a desire for a diplomatic resolution to the conflict took hold.

The Federal Reserve reduced its policy rate at three consecutive meetings as the labor market continued to cool. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rate market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Dividend Stock ETF returned 7.80%, underperforming its benchmark, the Dow Jones U.S. Select Dividend Total Return Index, which gained 23.01%. The Fund’s underperformance was largely driven by security selection, with FMC Corporation, AT&T, Kimberly Clark, and General Mills detracting most significantly from relative returns. This performance highlights that identifying dividend-paying companies with strong fundamentals and favorable risk/reward profiles, do not completely mitigate idiosyncratic risk.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Dividend Stock ETF - NAV
S&P 500® Index
Dow Jones US Select Dividend Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,376
$15,992
$14,168
09/27/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Dividend Stock ETF - NAV	S&P 500® Index	Dow Jones US Select Dividend Index
09/27/23	$10,000	$10,000	$10,000
11/30/23	$10,606	$10,719	$10,437
02/29/24	$10,972	$12,003	$10,988
05/31/24	$12,039	$12,473	$11,838
08/31/24	$13,332	$13,395	$12,862
11/30/24	$14,332	$14,352	$13,925
02/28/25	$13,646	$14,212	$13,564
05/31/25	$13,143	$14,159	$13,001
08/31/25	$13,549	$15,522	$14,202
11/30/25	$13,220	$16,505	$14,521
02/28/26	$14,311	$16,627	$15,997
05/31/26	$14,168	$18,376	$15,992

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 27, 2023)
Brookstone Dividend Stock ETF - NAV	7.80%	13.90%
S&P 500® Index	29.78%	25.52%
Dow Jones US Select Dividend Index	23.01%	19.17%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$94,936,897
  Number of Portfolio Holdings97
  Advisory Fee $634,885
  Portfolio Turnover90%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.5%
Communications	1.0%
Consumer Discretionary	1.8%
Materials	2.6%
Communication Services	2.9%
Health Care	4.2%
Industrials	9.0%
Energy	12.0%
Utilities	12.2%
Consumer Staples	12.5%
Technology	14.5%
Financials	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Paychex, Inc.	5.1%
Blackstone, Inc.	5.0%
JPMorgan Chase & Company	4.8%
Eversource Energy	4.7%
Edison International	4.6%
PepsiCo, Inc.	4.4%
ONEOK, Inc.	4.4%
Procter & Gamble Company (The)	4.0%
Philip Morris International, Inc.	3.3%
Viper Energy, Inc., Class A	3.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Dividend Stock ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-dividend-stock-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMD

Brookstone Growth Stock ETF

(BAMG) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$101	0.83%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting strong corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow.

Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm, cost pressures stabilized, and a desire for a diplomatic resolution to the conflict took hold.

The Federal Reserve reduced its policy rate at three consecutive meetings as the labor market continued to cool. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rate market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Growth Stock ETF returned 27.73%, underperforming its benchmark, the S&P 500 Growth Total Return Index, which rose 36.07%. The performance lag was primarily driven by asset allocation decisions - most notably an underweighting to the Information Technology and Communication Services sectors. While security selection remained disciplined, sector-level exposures were the dominant contributors to the relative underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Growth Stock ETF - NAV
S&P 500® Growth Index
Dow Jones Industrial Average®
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$20,982
$17,870
$15,917
09/26/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Growth Stock ETF - NAV	S&P 500® Growth Index	Dow Jones Industrial Average®
09/26/23	$10,000	$10,000	$10,000
11/30/23	$10,661	$10,673	$10,742
02/29/24	$11,915	$12,221	$11,705
05/31/24	$11,903	$12,785	$11,668
08/31/24	$13,027	$13,795	$12,596
11/30/24	$14,202	$14,935	$13,663
02/28/25	$13,950	$15,017	$13,392
05/31/25	$13,990	$15,420	$12,971
08/31/25	$14,890	$17,099	$14,037
11/30/25	$16,224	$18,435	$14,760
02/28/26	$15,770	$17,866	$15,211
05/31/26	$17,870	$20,982	$15,917

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 26, 2023)
Brookstone Growth Stock ETF - NAV	27.73%	24.19%
S&P 500® Growth Index	36.07%	31.86%
Dow Jones Industrial Average®	22.71%	18.94%
Dow Jones Industrial Average®	22.71%	18.94%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$139,307,397
  Number of Portfolio Holdings100
  Advisory Fee $802,012
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.5%
Materials	0.7%
Utilities	1.7%
Financials	4.2%
Consumer Discretionary	5.8%
Consumer Staples	7.5%
Industrials	10.0%
Communications	11.6%
Health Care	11.7%
Technology	45.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	4.9%
Micron Technology, Inc.	4.8%
Alphabet, Inc., Class A	4.6%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.3%
Eli Lilly & Company	4.2%
NVIDIA Corporation	4.1%
Meta Platforms, Inc., Class A	3.7%
Advanced Micro Devices, Inc.	3.1%
Visa, Inc., Class A	2.7%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Growth Stock ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-growth-stock-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMG

Brookstone Intermediate Bond ETF

(BAMB) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$96	0.95%

How did the Fund perform during the reporting period?

U.S taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.13% for the period ended May 31, 2026. The performance reflected strong gains in the second half of 2025 and relatively flat gains in early 2026, despite increased geopolitical uncertainty.

From June through December 2025, the Bloomberg U.S. Aggregate Bond Index rose 4.74%, supported by easing monetary policy characterized by three consecutive interest rate cuts from the Federal Reserve. Signs of a cooling labor market and stable inflation created a constructive environment for fixed income. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed interest-rate-sensitive sectors due to tightening credit spreads and continued demand for yield.

In the first five months of 2026, the Bloomberg U.S. Aggregate Bond Index rose an additional 0.39%. Although the environment remained positive in the first two months of the year, the war in Iran and the ensuing energy shock caused by the closure of the Strait of Hormuz increased headline inflation and reduced the expectation for continued easing from the Federal Reserve.

Despite a volatile backdrop shaped by increasing geopolitical uncertainty and evolving interest rate policy expectations, the bond market posted solid results for the period. The Bloomberg U.S. Aggregate Bond Index reflected a shift between easing price pressures seen in the second half of 2025 and increased policy uncertainty resulting from geopolitical tensions in the first half of 2026.

For the same 12-month period, the Brookstone Intermediate Bond ETF returned 2.69%, underperforming the Bloomberg U.S. Aggregate Bond Index. The underperformance was due to an overweight allocation to U.S. government bonds, and an underweight allocation to securitized and investment grade credit.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Intermediate Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$12,000
$11,500
$11,000
$10,500
$10,000
$11,629
$11,183
09/26/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Intermediate Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000
11/30/23	$10,145	$10,270
02/29/24	$10,266	$10,484
05/31/24	$10,350	$10,488
08/31/24	$10,790	$10,991
11/30/24	$10,720	$10,976
02/28/25	$10,841	$11,093
05/31/25	$10,890	$11,061
08/31/25	$11,130	$11,335
11/30/25	$11,307	$11,602
02/28/26	$11,435	$11,787
05/31/26	$11,183	$11,629

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 26, 2023)
Brookstone Intermediate Bond ETF - NAV	2.69%	4.26%
Bloomberg U.S. Aggregate Bond Index	5.13%	5.79%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$60,523,809
  Number of Portfolio Holdings6
  Advisory Fee (net of waivers)$412,842
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 3-7 Year Treasury Bond ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 7-10 Year Treasury Bond ETF	19.8%
iShares iBonds Dec 2031 Term Treasury ETF	13.3%
iShares iBonds Dec 2032 Term Treasury ETF	13.3%
iShares iBonds Dec 2033 Term Treasury ETF	13.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Intermediate Bond ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-intermediate-bond-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMB

Brookstone Opportunities ETF

(BAMO) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$102	0.95%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting strong corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow. Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm and corporate cost pressures stabilized.

Fixed income markets also posted solid results. U.S taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.13% for the period ended May 31, 2026. The index advanced 4.74% in the second half of 2025, supported by easing monetary policy characterized by three consecutive interest rate cuts from the Federal Reserve. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed interest-rate-sensitive sectors due to tightening credit spreads and continued demand for yield.

In early 2026, the bond index rose an additional 0.39% despite increased cost pressures and uncertainty due to the Middle East conflict. Although hopes for additional policy easing from the Federal Reserve have turned into expectations of additional rate hikes in the future, high quality income remains attractive as corporate balance sheets remain strong. Overall, fixed income performance reflected the shift from falling cost pressures to heightened energy and supply chain uncertainty.

The Federal Reserve reduced its policy rate at three consecutive meetings as the labor market cooled. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rates market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Opportunities ETF gained 14.88%, underperforming its benchmark, the Dow Jones Moderate Portfolio Index, which returned 18.08%. The underperformance was due to a heavy allocation to cash equivalents which reduced the effective duration of the fixed income portfolio compared to benchmark. Underweight equity exposure in the beginning of the period and a lack of exposure to international equities, specifically emerging market equities, also contributed to underperformance compared to the globally diversified holdings of the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Brookstone Opportunities ETF - NAV	Dow Jones Moderate Portfolio Index	S&P 500® Index
09/27/23	$10,000	$10,000	$10,000
11/30/23	$10,496	$10,442	$10,719
02/29/24	$11,238	$11,103	$12,003
05/31/24	$11,431	$11,282	$12,473
08/31/24	$11,951	$11,864	$13,395
11/30/24	$12,563	$12,239	$14,352
02/28/25	$12,490	$12,140	$14,212
05/31/25	$12,475	$12,391	$14,159
08/31/25	$13,020	$13,093	$15,522
11/30/25	$13,469	$13,470	$16,505
02/28/26	$13,608	$14,114	$16,627
05/31/26	$14,331	$14,631	$18,376

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 27, 2023)
Brookstone Opportunities ETF - NAV	14.88%	14.39%
Dow Jones Moderate Portfolio Index	18.08%	15.28%
S&P 500® Index	29.78%	25.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$48,930,832
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$251,124
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	36.9%
Equity	63.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core S&P 500 ETF	21.2%
Vanguard S&P 500 ETF	21.2%
State Street SPDR Dow Jones Industrial Average ETF	20.7%
iShares 0-3 Month Treasury Bond ETF	18.5%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	18.4%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Opportunities ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-opportunities-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMO

Brookstone Ultra-Short Bond ETF

(BAMU) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$96	0.90%

How did the Fund perform during the reporting period?

U.S taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.13% for the period ended May 31, 2026. The performance reflected strong gains in the second half of 2025 and relatively flat gains in early 2026, despite increased geopolitical uncertainty.

From June through December 2025, the index rose 4.74%, supported by easing monetary policy characterized by three consecutive interest rate cuts from the Federal Reserve. Signs of a cooling labor market and stable inflation created a constructive environment for fixed income. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed interest-rate-sensitive sectors due to tightening credit spreads and continued demand for yield.

In the first five months of 2026, the Bloomberg U.S. Aggregate Bond Index rose an additional 0.39%. Although the environment remained positive in the first two months of the year, the war in Iran and the ensuing energy shock caused by the closure of the Strait of Hormuz increased headline inflation and reduced the expectation for continued easing from the Federal Reserve.

Despite a volatile backdrop shaped by increasing geopolitical uncertainty and evolving interest rate policy expectations, the bond market posted solid results for the period. The Bloomberg U.S. Aggregate Bond Index reflected a shift between easing price pressures seen in the second half of 2025 and increased policy uncertainty resulting from geopolitical tensions in the first half of 2026.

Over the same period, the Brookstone Ultra-Short Bond ETF returned 2.97%, trailing its benchmark, the Bloomberg U.S. Treasury Bills: 1–3 Months Index, which gained 4.01%. This underperformance was primarily due to Fund’s slightly longer effective duration of approximately 4 months, compared to 1.2 months for the benchmark—leaving it modestly more exposed to shifts at the very front end of the interest rate curve as interest rate policy uncertainty increased in the first half of 2026.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Ultra-Short Bond ETF - NAV
Bloomberg U.S. Treasury Bills: 1-3 Months
Bloomberg U.S. Aggregate Bond Index
$12,000
$11,500
$11,000
$10,500
$10,000
$11,629
$11,309
$11,002
09/26/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Ultra-Short Bond ETF - NAV	Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Aggregate Bond Index
09/26/23	$10,000	$10,000	$10,000
11/30/23	$10,092	$10,097	$10,270
02/29/24	$10,196	$10,231	$10,484
05/31/24	$10,301	$10,373	$10,488
08/31/24	$10,419	$10,513	$10,991
11/30/24	$10,516	$10,641	$10,976
02/28/25	$10,607	$10,758	$11,093
05/31/25	$10,685	$10,873	$11,061
08/31/25	$10,778	$10,993	$11,335
11/30/25	$10,860	$11,103	$11,602
02/28/26	$10,934	$11,206	$11,787
05/31/26	$11,002	$11,309	$11,629

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 26, 2023)
Brookstone Ultra-Short Bond ETF - NAV	2.97%	3.63%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.01%	4.70%
Bloomberg U.S. Aggregate Bond Index	5.13%	5.79%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.01%	4.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$69,003,152
  Number of Portfolio Holdings5
  Advisory Fee $470,340
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	99.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBonds Dec 2026 Term Treasury ETF, USD Class	20.0%
iShares 0-3 Month Treasury Bond ETF	19.9%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.9%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	19.9%
Invesco Short Term Treasury ETF	19.8%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Ultra-Short Bond ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-ultra-short-bond-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMU

Brookstone Value Stock ETF

(BAMV) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$98	0.86%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting strong corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow.

Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm, cost pressures stabilized, and a desire for a diplomatic resolution to the conflict took hold.

The Federal Reserve reduced its policy rate at three consecutive meetings as the labor market continued to cool. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rate market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Value Stock ETF gained 16.47%, underperforming its benchmark, the S&P 500 Value Total Return Index, which rose 22.70%. The underperformance was driven by both security selection and asset allocation effects. At the security level, key detractors included Fidelity National Information Services, Workday, Adobe, Equifax, and Paypal. From an asset allocation standpoint, overweight exposures to the Financials and Health Care sectors detracted from relative performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Value Stock ETF - NAV
S&P 500® Value Index
Dow Jones Industrial Average®
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$15,917
$15,616
$15,007
09/26/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Value Stock ETF - NAV	S&P 500® Value Index	Dow Jones Industrial Average®
09/26/23	$10,000	$10,000	$10,000
11/30/23	$10,755	$10,782	$10,742
02/29/24	$11,647	$11,760	$11,705
05/31/24	$11,943	$12,117	$11,668
08/31/24	$12,602	$12,982	$12,596
11/30/24	$13,420	$13,709	$13,663
02/28/25	$13,214	$13,202	$13,392
05/31/25	$12,885	$12,727	$12,971
08/31/25	$13,588	$13,771	$14,037
11/30/25	$13,559	$14,411	$14,760
02/28/26	$14,248	$15,160	$15,211
05/31/26	$15,007	$15,616	$15,917

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 26, 2023)
Brookstone Value Stock ETF - NAV	16.47%	16.36%
S&P 500® Value Index	22.70%	18.10%
Dow Jones Industrial Average®	22.71%	18.94%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$102,431,043
  Number of Portfolio Holdings98
  Advisory Fee $645,621
  Portfolio Turnover94%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Utilities	0.3%
Consumer Staples	0.7%
Consumer Discretionary	1.2%
Real Estate	2.7%
Materials	4.7%
Energy	5.7%
Industrials	9.4%
Health Care	9.5%
Communications	11.4%
Technology	24.1%
Financials	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corporation	8.3%
Cisco Systems, Inc.	5.5%
Bank of America Corporation	4.6%
JPMorgan Chase & Company	4.4%
QUALCOMM, Inc.	3.5%
American Express Company	2.7%
Citigroup, Inc.	2.6%
Verizon Communications, Inc.	2.4%
Walt Disney Company (The)	2.4%
Gilead Sciences, Inc.	2.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Value Stock ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-value-stock-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMV

Brookstone Yield ETF

(BAMY) Cboe BZX Exchange, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$100	0.95%

How did the Fund perform during the reporting period?

From June 1, 2025, through May 31, 2026, U.S. equities rose 29.78%, as measured by the S&P 500 Index, reflecting strong corporate execution in a shifting macroeconomic backdrop. Gains were driven by resilient corporate earnings and heavy ongoing investment into artificial intelligence and productivity-enhancing technologies, which began generating tangible revenues. Mega-cap technology and communication services firms continued to lead index performance while overall market breadth remained narrow. Equities experienced brief but sharp pullbacks in February and March 2026. This volatility was triggered by the outbreak of conflict in the Middle East, which sparked global energy price spikes and renewed supply chain anxieties. However, markets quickly rebounded into May as corporate balance sheets held firm and corporate cost pressures stabilized.

Fixed income markets also posted solid results. U.S taxable investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 5.13% for the period ended May 31, 2026. The index advanced 4.74% in the second half of 2025, supported by easing monetary policy characterized by three consecutive interest rate cuts from the Federal Reserve. Credit-sensitive sectors, including corporate bonds and securitized assets, outperformed interest-rate-sensitive sectors due to tightening credit spreads and continued demand for yield.

In early 2026, the bond index rose an additional 0.39% despite increased cost pressures and uncertainty due to the Middle East conflict. Although hopes for additional policy easing from the Federal Reserve have turned into expectations of additional rate hikes in the future, high quality income remains attractive as corporate balance sheets remain strong. Overall, fixed income performance reflected the shift from falling cost pressures to heightened energy and supply chain uncertainty.

The Federal Reserve reduced its policy rate at three consecutive meetings as the labor market cooled. This policy backdrop helped maintain strong investor sentiment across asset classes. While easing was expected to continue into 2026, the Federal Reserve has adopted a more hawkish stance in the face of energy and supply chain shocks. The short-term interest rates market is now pricing that the next policy move will be a rate increase, possibly removing a tailwind that has aided strong risk asset performance.

During the same period, the Brookstone Yield ETF returned 11.56%, outperforming its benchmark, the Bloomberg U.S. Corporate High Yield Index, which gained 7.57%. The Fund’s results were enhanced by elevated equity volatility during the second half of 2025, which supported premiums from its buy-write strategies, while the benchmark gained no benefit from spikes in equity volatility.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Brookstone Yield ETF - NAV
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Corporate High Yield Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$13,413
$12,833
$11,673
09/27/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	Brookstone Yield ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/27/23	$10,000	$10,000	$10,000
11/30/23	$10,357	$10,310	$10,353
02/29/24	$10,935	$10,524	$10,770
05/31/24	$11,045	$10,529	$10,913
08/31/24	$11,304	$11,033	$11,414
11/30/24	$11,775	$11,019	$11,669
02/28/25	$11,865	$11,135	$11,857
05/31/25	$12,024	$11,103	$11,930
08/31/25	$12,576	$11,379	$12,357
11/30/25	$13,113	$11,647	$12,550
02/28/26	$13,310	$11,833	$12,708
05/31/26	$13,413	$11,673	$12,833

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 27, 2023)
Brookstone Yield ETF - NAV	11.56%	11.60%
Bloomberg U.S. Aggregate Bond Index	5.13%	5.95%
Bloomberg U.S. Corporate High Yield Index	7.57%	9.77%
Bloomberg U.S. Aggregate Bond Index	5.13%	5.95%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-562-8880.

Fund Statistics

  Net Assets$45,579,910
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$248,638
  Portfolio Turnover138%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	100.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab High Yield Bond ETF, USD Class	20.2%
iShares Broad USD High Yield Corporate Bond ETF	20.2%
State Street SPDR Portfolio High Yield Bond ETF	20.2%
iShares High Yield Systematic Bond ETF	20.2%
iShares 0-5 Year High Yield Corporate Bond ETF	19.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

Brookstone Yield ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website https://www.brookstoneam.com/brookstone-yield-etf, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-BAMY

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Joseph Breslin is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Joseph Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$122,400
2025	$122,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$28,560
2025	$28,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2025 and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31,2024 and 2025, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany and Charles Ranson

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Brookstone Dividend Stock ETF (BAMD)
Brookstone Growth Stock ETF (BAMG)
Brookstone Value Stock ETF (BAMV)
Brookstone Intermediate Bond ETF (BAMB)
Brookstone Ultra-Short Bond ETF (BAMU)
Brookstone Active ETF (BAMA)
Brookstone Opportunities ETF (BAMO)
Brookstone Yield ETF (BAMY)

Annual Financial Statements
and Additional Information
May 31, 2026

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 0.9%
1,535	Northrop Grumman Corporation	$865,249

	ASSET MANAGEMENT - 8.2%
541	Ameriprise Financial, Inc.	241,129
2,203	Apollo Global Management, Inc.	283,548
13,349	Artisan Partners Asset Management, Inc., Class A	499,787
40,287	Blackstone, Inc.	4,712,370
26,648	Brookfield Asset Management Ltd.	1,295,093
2,470	Hamilton Lane, Inc., Class A	215,211
4,532	Janus Henderson Group PLC	234,350
3,410	Voya Financial, Inc.	276,960
		7,758,448
	AUTOMOTIVE - 0.1%
799	Autoliv, Inc.	101,569

	BANKING - 10.1%
10,253	Bank OZK	496,143
15,488	Beacon Financial Corporation	450,546
7,519	Citigroup, Inc.	946,642
3,805	Citizens Financial Group, Inc.	236,899
7,862	Deutsche Bank A.G.	253,943
2,112	East West Bancorp, Inc.	258,804
15,286	JPMorgan Chase & Company	4,575,253
1,101	M&T Bank Corporation	237,937
10,847	NBT Bancorp, Inc.	501,565
1,093	PNC Financial Services Group, Inc. (The)	241,684
16,610	Wells Fargo & Company	1,287,939
		9,487,355
	BEVERAGES - 4.5%
29,170	PepsiCo, Inc.	4,206,022

	BIOTECH & PHARMA - 4.0%
5,983	Amgen, Inc.	2,015,015

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BIOTECH & PHARMA - 4.0% (Continued)
12,792	Gilead Sciences, Inc.	$1,719,629
		3,734,644
	CHEMICALS - 2.4%
4,620	Linde PLC	2,299,328

	COMMERCIAL SUPPORT SERVICES - 2.7%
44,592	H&R Block, Inc.	1,716,346
438	Korn Ferry	30,651
4,041	Waste Management, Inc.	854,510
		2,601,507
	CONSUMER SERVICES - 0.1%
1,361	Service Corp International	102,334

	ELECTRIC UTILITIES - 11.9%
62,797	Edison International	4,392,022
65,034	Eversource Energy	4,439,871
20,194	NextEra Energy, Inc.	1,757,080
315	Otter Tail Corporation	27,298
5,051	Public Service Enterprise Group, Inc.	397,261
2,764	WEC Energy Group, Inc.	306,942
		11,320,474
	FOOD - 0.8%
447	Fresh Del Monte Produce, Inc.	14,367
2,047	Ingredion, Inc.	207,648
1,621	Marzetti Company	181,455
15,083	Smithfield Foods, Inc.	389,593
		793,063
	GAS & WATER UTILITIES - 0.3%
363	American States Water Company	28,049
1,891	American Water Works Company, Inc.	233,104
		261,153
	HEALTH CARE FACILITIES & SERVICES - 0.2%
1,116	Quest Diagnostics, Inc.	217,508

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 3.9%
26,092	Procter & Gamble Company (The)	$3,745,768

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
1,880	Bank of New York Mellon Corporation (The)	262,128
840	CME Group, Inc.	229,774
1,573	Goldman Sachs Group, Inc. (The)	1,613,206
8,437	Moelis & Company, Class A	567,726
3,667	Morgan Stanley	762,736
		3,435,570
	INSURANCE - 3.2%
1,106	Allstate Corporation (The)	227,936
3,052	American International Group, Inc.	226,550
29,558	CNA Financial Corporation	1,243,208
709	Everest Group Ltd.	229,737
1,707	Hartford Insurance Group, Inc. (The)	217,011
1,341	Marsh & McLennan Companies, Inc.	214,520
910	Primerica, Inc.	245,673
4,014	RLI Corporation	200,861
2,972	Selective Insurance Group, Inc.	257,197
		3,062,693
	LEISURE FACILITIES & SERVICES - 1.1%
1,193	Darden Restaurants, Inc.	243,265
501	Red Rock Resorts, Inc., Class A	29,248
2,808	Royal Caribbean Cruises Ltd.	799,241
		1,071,754
	LEISURE PRODUCTS - 0.2%
1,560	Hasbro, Inc.	134,425
610	Thor Industries, Inc.	48,239
		182,664
	MACHINERY - 0.2%
533	Snap-on, Inc.	197,855

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	METALS & MINING - 0.2%
1,025	Southern Copper Corporation	$196,119

	OIL & GAS PRODUCERS - 9.8%
4,997	Devon Energy Corporation	222,317
1,039	DT Midstream, Inc.	145,439
2,460	Marathon Petroleum Corporation	611,974
1,011	Matador Resources Company	54,190
50,053	ONEOK, Inc.	4,201,448
3,536	Phillips 66	621,912
1,952	Targa Resources Corporation	497,897
65,995	Viper Energy, Inc., Class A	3,002,772
		9,357,949
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
30,946	Kodiak Gas Services, Inc.	2,068,740

	RETAIL - DISCRETIONARY - 0.3%
369	Buckle, Inc. (The)	16,926
1,297	Williams-Sonoma, Inc.	264,030
		280,956
	SEMICONDUCTORS - 3.3%
5,206	Analog Devices, Inc.	2,154,504
2,852	NXP Semiconductors N.V.	916,490
519	Universal Display Corporation	47,810
		3,118,804
	SOFTWARE - 0.9%
2,689	Intuit, Inc.	891,484

	SPECIALTY FINANCE - 1.1%
3,302	American Express Company	1,044,984

	SPECIALTY REIT - 0.5%
17,110	Millrose Properties, Inc.	482,844

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE - 2.8%
5,263	Dell Technologies, Inc., Class C	$2,215,249
1,713	Garmin Ltd.	400,705
		2,615,954
	TECHNOLOGY SERVICES - 7.6%
6,228	Accenture PLC, Class A	1,165,072
4,161	Automatic Data Processing, Inc.	923,076
1,102	Booz Allen Hamilton Holding Corporation	87,256
1,339	Broadridge Financial Solutions, Inc.	205,831
49,421	Paychex, Inc.	4,792,849
		7,174,084
	TELECOMMUNICATIONS - 3.9%
32,467	Millicom International Cellular S.A.	2,771,383
5,238	T-Mobile US, Inc.	982,282
		3,753,665
	TOBACCO & CANNABIS - 3.3%
17,495	Philip Morris International, Inc.	3,103,263

	TRANSPORTATION & LOGISTICS - 4.2%
56,872	DHT Holdings, Inc.	928,151
1,559	Frontline PLC	54,051
18,934	International Seaways, Inc.	1,461,516
7,834	Okeanis Eco Tankers Corporation	369,843
49,911	ZIM Integrated Shipping Services Ltd.	1,172,409
		3,985,970
	TRANSPORTATION EQUIPMENT - 1.0%
1,416	Cummins, Inc.	915,628

	TOTAL COMMON STOCKS (Cost $91,882,369)	94,435,402

	TOTAL INVESTMENTS - 99.5% (Cost $91,882,369)	$94,435,402
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	501,495
	NET ASSETS - 100.0%	$94,936,897

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.6%
1,356	AppLovin Corporation, Class A(a)	$831,350

	AEROSPACE & DEFENSE - 3.5%
6,927	General Electric Company	2,242,686
2,443	Howmet Aerospace, Inc.	630,905
902	Northrop Grumman Corporation	508,439
8,245	RTX Corporation	1,481,297
		4,863,327
	ASSET MANAGEMENT - 1.1%
7,196	Blackstone, Inc.	841,716
2,737	Brookfield Asset Management Ltd.	133,018
5,275	Robinhood Markets, Inc., Class A(a)	497,433
		1,472,167
	BANKING - 1.0%
17,876	Wells Fargo & Company	1,386,105

	BEVERAGES - 2.6%
26,012	Coca-Cola Company (The)	2,055,208
4,380	Monster Beverage Corporation(a)	385,790
8,590	PepsiCo, Inc.	1,238,592
		3,679,590
	BIOTECH & PHARMA - 9.1%
3,278	Amgen, Inc.	1,103,998
5,347	Eli Lilly & Company	5,908,434
14,118	Johnson & Johnson	3,181,209
14,218	Merck & Company, Inc.	1,687,961
1,530	Vertex Pharmaceuticals, Inc.(a)	684,736
2,637	Zoetis, Inc.	204,869
		12,771,207
	CHEMICALS - 0.6%
1,631	Ecolab, Inc.	417,536
1,462	Sherwin-Williams Company (The)	444,214
		861,750

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.8%
2,220	Cintas Corporation	$380,197
1,227	Republic Services, Inc.	245,940
2,516	Waste Management, Inc.	532,033
		1,158,170
	DIVERSIFIED INDUSTRIALS - 0.8%
1,781	Illinois Tool Works, Inc.	440,406
774	Parker-Hannifin Corporation	653,743
		1,094,149
	E-COMMERCE DISCRETIONARY - 4.5%
22,987	Amazon.com, Inc.(a)	6,221,201

	ELECTRIC UTILITIES - 1.7%
3,116	American Electric Power Company, Inc.	394,704
5,066	Dominion Energy, Inc.	339,118
11,876	NextEra Energy, Inc.	1,033,330
6,513	Southern Company (The)	599,522
		2,366,674
	ELECTRICAL EQUIPMENT - 2.7%
1,409	AMETEK, Inc.	318,223
7,118	Amphenol Corporation, Class A	1,058,874
1,429	GE Vernova, Inc.	1,383,729
980	Keysight Technologies, Inc.(a)	331,563
1,933	Vertiv Holdings Company, Class A	610,267
		3,702,656
	ENGINEERING & CONSTRUCTION - 0.3%
198	Comfort Systems USA, Inc.	361,986

	HEALTH CARE FACILITIES & SERVICES - 0.9%
1,481	Cardinal Health, Inc.	291,461
955	HCA Healthcare, Inc.	361,506
767	McKesson Corporation	569,451
		1,222,418
	HOUSEHOLD PRODUCTS - 1.9%
5,176	Colgate-Palmolive Company	466,513

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOUSEHOLD PRODUCTS - 1.9% (Continued)
14,991	Procter & Gamble Company (The)	$2,152,108
		2,618,621
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,574	Fastenal Company	290,571

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
3,344	Intercontinental Exchange, Inc.	494,410
6,818	Morgan Stanley	1,418,144
		1,912,554
	INSURANCE - 0.8%
2,967	Marsh & McLennan Companies, Inc.	474,631
3,492	Progressive Corporation (The)	664,877
		1,139,508
	INTERNET MEDIA & SERVICES - 10.6%
16,772	Alphabet, Inc., Class A	6,379,061
4,525	Booking Holdings, Inc.	757,621
2,457	DoorDash, Inc., Class A(a)	391,376
8,152	Meta Platforms, Inc., Class A	5,156,222
24,876	Netflix, Inc.(a)	2,139,834
		14,824,114
	LEISURE FACILITIES & SERVICES - 0.3%
1,509	Royal Caribbean Cruises Ltd.	429,507

	MACHINERY - 1.7%
2,737	Caterpillar, Inc.	2,397,256

	MEDICAL EQUIPMENT & DEVICES - 1.7%
9,225	Boston Scientific Corporation(a)	445,660
504	IDEXX Laboratories, Inc.(a)	284,019
2,108	Intuitive Surgical, Inc.(a)	895,141
2,384	Stryker Corporation	727,335
		2,352,155

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 0.1%
650	Southern Copper Corporation	$124,429

	OIL & GAS PRODUCERS - 0.5%
1,030	Cheniere Energy, Inc.	231,606
7,001	Williams Companies, Inc. (The)	499,801
		731,407
	RETAIL - CONSUMER STAPLES - 1.8%
2,572	Costco Wholesale Corporation	2,459,655

	RETAIL - DISCRETIONARY - 1.0%
1,697	Ross Stores, Inc.	393,246
6,344	TJX Companies, Inc. (The)	981,734
		1,374,980
	SEMICONDUCTORS - 25.0%
8,305	Advanced Micro Devices, Inc.(a)	4,286,211
2,977	Analog Devices, Inc.	1,232,031
4,470	Applied Materials, Inc.	2,011,768
15,201	Broadcom, Inc.	6,791,350
721	KLA Corporation	1,385,553
6,873	Lam Research Corporation	2,186,851
4,148	Marvell Technology, Inc.	850,340
6,877	Micron Technology, Inc.	6,677,567
266	Monolithic Power Systems, Inc.	416,612
27,120	NVIDIA Corporation	5,726,117
707	Sandisk Corporation(a)	1,198,351
880	Teradyne, Inc.	329,393
5,464	Texas Instruments, Inc.	1,670,236
		34,762,380
	SOFTWARE - 6.9%
2,541	Adobe, Inc.(a)	658,653
1,242	Autodesk, Inc.(a)	287,287
1,608	Cadence Design Systems, Inc.(a)	602,887
3,371	Fortinet, Inc.(a)	465,097
1,499	Intuit, Inc.	496,963

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 6.9% (Continued)
9,734	Oracle Corporation	$2,197,743
11,779	Palantir Technologies, Inc., Class A(a)	1,843,885
4,318	Palo Alto Networks, Inc.(a)	1,216,337
5,413	Salesforce, Inc.	1,034,424
6,181	ServiceNow, Inc.(a)	768,731
		9,572,007
	TECHNOLOGY HARDWARE - 7.7%
19,314	Apple, Inc.	6,027,127
5,707	Arista Networks, Inc.(a)	910,095
4,662	Corning, Inc.	844,568
2,908	Dell Technologies, Inc., Class C	1,224,006
381	Lumentum Holdings, Inc.(a)	325,740
1,006	Motorola Solutions, Inc.	405,700
1,114	Seagate Technology Holdings PLC	980,097
		10,717,333
	TECHNOLOGY SERVICES - 6.4%
5,204	International Business Machines Corporation	1,549,751
4,822	Mastercard, Inc., Class A	2,381,972
1,066	Moody’s Corporation	483,165
1,820	S&P Global, Inc.	771,680
11,312	Visa, Inc., Class A	3,691,784
		8,878,352
	TELECOMMUNICATIONS - 0.4%
2,862	T-Mobile US, Inc.	536,711

	TOBACCO & CANNABIS - 1.2%
9,768	Philip Morris International, Inc.	1,732,648

	TOTAL COMMON STOCKS (Cost $118,348,841)	138,846,938

	TOTAL INVESTMENTS - 99.7% (Cost $118,348,841)	$138,846,938
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	460,459
	NET ASSETS - 100.0%	$139,307,397

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 0.2%
2,404	Textron, Inc.	$220,591

	ASSET MANAGEMENT - 3.1%
1,166	Ameriprise Financial, Inc.	519,698
4,855	Apollo Global Management, Inc.	624,887
20,454	Charles Schwab Corporation (The)	1,786,657
2,819	T Rowe Price Group, Inc.	294,670
		3,225,912
	BANKING - 17.1%
90,710	Bank of America Corporation	4,680,637
21,149	Citigroup, Inc.	2,662,660
5,454	Citizens Financial Group, Inc.	339,566
8,923	Fifth Third Bancorp	445,525
144	First Citizens BancShares, Inc., Class A	286,633
26,859	Huntington Bancshares Inc	439,413
14,936	JPMorgan Chase & Company	4,470,495
14,274	KeyCorp	304,464
1,982	M&T Bank Corporation	428,330
5,154	PNC Financial Services Group, Inc. (The)	1,139,652
11,402	Regions Financial Corporation	319,256
16,977	Truist Financial Corporation	818,461
20,304	US Bancorp	1,113,674
		17,448,766
	BIOTECH & PHARMA - 6.4%
26,283	Bristol-Myers Squibb Company	1,502,862
16,638	Gilead Sciences, Inc.	2,236,647
2,650	Incyte Corporation(a)	256,361
68,896	Pfizer, Inc.	1,803,697
1,331	Regeneron Pharmaceuticals, Inc.	818,272
		6,617,839
	CABLE & SATELLITE - 1.3%
1,119	Charter Communications, Inc., Class A(a)	161,192
47,066	Comcast Corporation, Class A	1,170,531
		1,331,723

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	CHEMICALS - 0.5%
1,504	CF Industries Holdings, Inc.	$168,974
3,099	PPG Industries, Inc.	350,125
		519,099
	CONSTRUCTION MATERIALS - 1.0%
9,219	CRH PLC	1,002,935

	ELECTRIC UTILITIES - 0.3%
4,922	Edison International	344,245

	ENTERTAINMENT CONTENT - 2.7%
4,943	Fox Corporation, Class A	315,957
23,752	Walt Disney Company (The)	2,418,666
		2,734,623
	FOOD - 0.3%
8,038	General Mills, Inc.	271,765

	HEALTH CARE FACILITIES & SERVICES - 0.4%
2,123	IQVIA Holdings, Inc.(a)	386,832

	HOME CONSTRUCTION - 0.3%
2,634	PulteGroup, Inc.	311,286

	INDUSTRIAL SUPPORT SERVICES - 0.7%
586	WW Grainger, Inc.	723,265

	INFRASTRUCTURE REIT - 1.1%
6,458	American Tower Corporation, Class A	1,207,388

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
8,621	Bank of New York Mellon Corporation (The)	1,202,026

	INSURANCE - 2.5%
3,290	Allstate Corporation (The)	678,036
7,190	American International Group, Inc.	533,714

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INSURANCE - 2.5% (Continued)
2,204	Loews Corporation	$228,224
163	Markel Group, Inc.(a)	295,941
2,806	Travelers Companies, Inc. (The)	819,044
		2,554,959
	INTERNET MEDIA & SERVICES - 3.0%
7,218	Airbnb, Inc., Class A(a)	962,232
1,360	Expedia Group, Inc.	307,074
25,615	Uber Technologies, Inc.(a)	1,803,296
		3,072,602
	LEISURE FACILITIES & SERVICES - 0.5%
17,712	Carnival Corp Ltd.	496,998

	MEDICAL EQUIPMENT & DEVICES - 2.7%
3,652	Agilent Technologies, Inc.	494,956
7,424	Edwards Lifesciences Corporation(a)	641,953
6,192	GE HealthCare Technologies, Inc.	386,009
1,958	Illumina, Inc.(a)	319,076
2,032	ResMed, Inc.	387,238
863	West Pharmaceutical Services, Inc.	278,585
2,655	Zimmer Biomet Holdings, Inc.	218,586
		2,726,403
	METALS & MINING - 3.2%
21,576	Freeport-McMoRan, Inc.	1,417,759
17,062	Newmont Corporation	1,873,579
		3,291,338
	OIL & GAS PRODUCERS - 4.9%
11,862	Devon Energy Corporation	527,740
5,796	EOG Resources, Inc.	773,071
23,955	Kinder Morgan, Inc.	744,521
3,106	Marathon Petroleum Corporation	772,680
7,204	ONEOK, Inc.	604,704
4,280	Phillips 66	752,766
2,510	Targa Resources Corporation	640,226

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	OIL & GAS PRODUCERS - 4.9% (Continued)
19,987	Venture Global, Inc., Class A	$240,643
		5,056,351
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
12,708	Baker Hughes Company	811,787

	RETAIL REIT - 0.9%
4,451	Simon Property Group, Inc.	912,054

	SELF-STORAGE REIT - 0.7%
2,228	Public Storage	676,621

	SEMICONDUCTORS - 3.6%
1,449	GLOBALFOUNDRIES, Inc.	115,877
14,073	QUALCOMM, Inc.	3,532,604
		3,648,481
	SOFTWARE - 8.7%
18,881	Microsoft Corporation	8,500,982
2,762	SS&C Technologies Holdings, Inc.	186,490
3,305	Zoom Video Communications, Inc.(a)	335,755
		9,023,227
	SPECIALTY FINANCE - 3.0%
8,642	American Express Company	2,734,934
4,318	Synchrony Financial	308,478
		3,043,412
	TECHNOLOGY HARDWARE - 8.6%
46,862	Cisco Systems, Inc.	5,643,122
627	F5, Inc.(a)	240,423
2,323	NetApp, Inc.	404,876
8,765	Super Micro Computer, Inc.(a)	403,979
4,001	Western Digital Corporation	2,125,371
		8,817,771
	TECHNOLOGY SERVICES - 3.2%
5,145	Automatic Data Processing, Inc.	1,141,366
7,695	Block, Inc.(a)	582,665

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TECHNOLOGY SERVICES - 3.2% (Continued)
1,630	CDW Corp	$204,484
6,024	Cognizant Technology Solutions Corporation, Class A	335,868
3,173	Global Payments, Inc.	239,593
1,721	Leidos Holdings, Inc.	219,944
11,366	PayPal Holdings, Inc.	508,629
		3,232,549
	TELECOMMUNICATIONS - 4.4%
82,977	AT&T, Inc.	2,057,830
51,038	Verizon Communications, Inc.	2,440,126
		4,497,956
	TRANSPORTATION & LOGISTICS - 7.4%
7,534	Delta Air Lines, Inc.	621,404
1,641	Expeditors International of Washington, Inc.	259,262
2,906	FedEx Corporation	1,196,546
3,118	Norfolk Southern Corporation	950,865
2,495	Old Dominion Freight Line, Inc.	561,749
8,100	Union Pacific Corporation	2,127,383
4,362	United Airlines Holdings, Inc.(a)	500,758
12,149	United Parcel Service, Inc., Class B	1,296,177
		7,514,144
	TRANSPORTATION EQUIPMENT - 1.1%
1,802	Cummins, Inc.	1,165,227

	WHOLESALE - CONSUMER STAPLES - 0.4%
6,328	Sysco Corporation	479,725

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
12,350	Copart, Inc.(a)	$404,710

	TOTAL COMMON STOCKS (Cost $90,742,136)	98,974,610

	TOTAL INVESTMENTS - 96.6% (Cost $90,742,136)	$98,974,610
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	3,456,433
	NET ASSETS - 100.0%	$102,431,043

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
102,460	iShares 3-7 Year Treasury Bond ETF	$12,063,639
126,901	iShares 7-10 Year Treasury Bond ETF	12,011,180
396,690	iShares iBonds Dec 2031 Term Treasury ETF	8,023,055
352,749	iShares iBonds Dec 2032 Term Treasury ETF	8,019,749
331,123	iShares iBonds Dec 2033 Term Treasury ETF	7,998,409
486,935	Schwab Intermediate-Term U.S. Treasury ETF	12,032,164
		60,148,196

	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,412,273)	60,148,196

	TOTAL INVESTMENTS - 99.4% (Cost $59,412,273)	$60,148,196
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	375,613
	NET ASSETS - 100.0%	$60,523,809

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
129,746	Invesco Short Term Treasury ETF	$13,701,178
136,504	iShares 0-3 Month Treasury Bond ETF	13,741,858
601,697	iShares iBonds Dec 2026 Term Treasury ETF	13,781,869
138,118	SPDR Bloomberg 3-12 Month T-Bill ETF	13,734,454
149,784	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	13,729,202
		68,688,561

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,677,263)	68,688,561

	TOTAL INVESTMENTS - 99.5% (Cost $68,677,263)	$68,688,561
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	314,591
	NET ASSETS - 100.0%	$69,003,152

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 68.0%
56,067	iShares Core MSCI EAFE ETF	$5,495,687
72,778	iShares Core MSCI Emerging Markets ETF	6,074,780
136,070	State Street SPDR Portfolio S&P 500 ETF	12,117,034
102,084	State Street SPDR Portfolio S&P 500 Growth ETF	12,403,205
		36,090,706
	FIXED INCOME - 31.6%
322,197	iShares iBonds Dec 2027 Term Treasury ETF	7,218,824
373,776	SPDR Portfolio Aggregate Bond ETF	9,546,239
		16,765,063

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,233,198)	52,855,769

	TOTAL INVESTMENTS - 99.6% (Cost $44,233,198)	$52,855,769
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	213,542
	NET ASSETS - 100.0%	$53,069,311

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 63.1%
13,667	iShares Core S&P 500 ETF	$10,387,604
19,772	State Street SPDR Dow Jones Industrial Average ETF	10,099,142
14,932	Vanguard S&P 500 ETF	10,385,057
		30,871,803
	FIXED INCOME - 36.9%
89,741	iShares 0-3 Month Treasury Bond ETF	9,034,226
98,497	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9,028,235
		18,062,461

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,459,666)	48,934,264

	TOTAL INVESTMENTS - 100.0% (Cost $43,459,666)	$48,934,264
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(3,432)
	NET ASSETS - 100.0%	$48,930,832

See accompanying notes which are an integral part of these financial statements.

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
205,450	iShares 0-5 Year High Yield Corporate Bond ETF	$8,750,116
247,672	iShares Broad USD High Yield Corporate Bond ETF	9,205,968
195,514	iShares High Yield Systematic Bond ETF	9,185,248
350,255	Schwab High Yield Bond ETF	9,215,209
391,227	State Street SPDR Portfolio High Yield Bond ETF	9,205,571
		45,562,112

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,025,080)	45,562,112

	TOTAL INVESTMENTS - 100.0% (Cost $46,025,080)	$45,562,112
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	17,798
	NET ASSETS - 100.0%	$45,579,910

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$91,882,369	$118,348,841	$90,742,136	$59,412,273
At value	$94,435,402	$138,846,938	$98,974,610	$60,148,196
Cash and cash equivalents	1,379,512	499,082	3,819,329	927,468
Dividends and interest receivable	167,973	100,071	126,703	2,287
Prepaid expenses and other assets	20	22	21	21
TOTAL ASSETS	95,982,907	139,446,113	102,920,663	61,077,972

LIABILITIES
Distributions payable	932,442	—	372,521	441,535
Investment advisory fees payable	53,278	73,694	52,222	37,963
Payable to related parties	17,514	20,618	17,130	33,940
Accrued expenses and other liabilities	42,776	44,404	47,747	40,725
TOTAL LIABILITIES	1,046,010	138,716	489,620	554,163
NET ASSETS	$94,936,897	$139,307,397	$102,431,043	$60,523,809

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$105,987,805	$137,564,757	$108,237,146	$59,813,622
Accumulated earnings (deficits)	(11,050,908)	1,742,640	(5,806,103)	710,187
NET ASSETS	$94,936,897	$139,307,397	$102,431,043	$60,523,809

Net Asset Value Per Share:
Shares:
Net Assets	$94,936,897	$139,307,397	$102,431,043	$60,523,809
Shares of beneficial interest outstanding	2,970,000	3,160,000	2,890,000	2,330,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$31.97	$44.08	$35.44	$25.98

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$68,677,263	$44,233,198	$43,459,666	$46,025,080
At value	$68,688,561	$52,855,769	$48,934,264	$45,562,112
Cash and cash equivalents	859,790	346,382	198,743	734,163
Dividends and interest receivable	2,064	869	5,942	1,760
Prepaid expenses and other assets	19	17	16	16
TOTAL ASSETS	69,550,434	53,203,037	49,138,965	46,298,051

LIABILITIES
Distributions payable	454,018	59,472	117,576	655,368
Investment advisory fees payable	38,558	26,290	29,112	17,506
Payable to related parties	14,929	9,312	21,037	9,436
Accrued expenses and other liabilities	39,777	38,652	40,408	35,831
TOTAL LIABILITIES	547,282	133,726	208,133	718,141
NET ASSETS	$69,003,152	$53,069,311	$48,930,832	$45,579,910

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$68,995,697	$44,425,684	$43,466,164	$46,254,466
Accumulated earnings (deficits)	7,455	8,643,627	5,464,668	(674,556)
NET ASSETS	$69,003,152	$53,069,311	$48,930,832	$45,579,910

Net Asset Value Per Share:
Shares:
Net Assets	$69,003,152	$53,069,311	$48,930,832	$45,579,910
Shares of beneficial interest outstanding	2,740,000	1,440,000	1,420,000	1,660,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.18	$36.85	$34.46	$27.46

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	Brookstone	Brookstone	Brookstone	Brookstone
	Dividend Stock	Growth Stock	Value Stock	Intermediate Bond
INVESTMENT INCOME	ETF	ETF	ETF	ETF
Dividends	$4,303,573	$883,207	$2,169,300	$2,426,938
Interest	26,758	35,320	34,018	25,156
Less: Foreign withholding taxes	(11,996)	—	—	—
TOTAL INVESTMENT INCOME	4,318,335	918,527	2,203,318	2,452,094

EXPENSES
Investment advisory fees	634,885	802,012	645,621	413,997
Administrative services fees	83,358	99,968	84,869	97,250
Printing expenses	24,006	19,731	23,205	12,573
Compliance officer fees	20,380	23,185	19,819	16,344
Trustees fees and expenses	19,846	17,303	17,484	16,491
Professional fees	19,241	19,252	19,252	19,311
Custodian fees	18,208	15,243	16,568	7,924
Legal fees	14,400	12,373	12,695	9,008
Transfer agent fees	10,861	8,616	9,447	8,896
Insurance expense	2,702	2,886	3,574	3,000
Other expenses	4,817	7,457	5,537	1,369
TOTAL EXPENSES	852,704	1,028,026	858,071	606,163

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	—	—	(1,155)
TOTAL FEES WAIVED	—	—	—	(1,155)

NET EXPENSES	852,704	1,028,026	858,071	605,008
NET INVESTMENT INCOME	3,465,631	(109,499)	1,345,247	1,847,086

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(12,739,298)	(15,654,310)	(11,205,796)	—
Net realized gain from in-kind redemptions	16,199,580	25,026,048	16,394,859	220,403
Net change in unrealized appreciation (depreciation) on investments	428,859	19,772,117	8,985,432	(353,303)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	3,889,141	29,143,855	14,174,495	(132,900)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,354,772	$29,034,356	$15,519,742	$1,714,186

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	Brookstone	Brookstone	Brookstone	Brookstone
	Ultra-Short Bond	Active	Opportunities	Yield
INVESTMENT INCOME	ETF	ETF	ETF	ETF
Dividends	$2,800,499	$1,078,878	$1,067,588	$3,203,268
Interest	28,688	17,616	9,301	16,374
TOTAL INVESTMENT INCOME	2,829,187	1,096,494	1,076,889	3,219,642

EXPENSES
Investment advisory fees	470,340	303,519	282,071	276,025
Administrative services fees	70,107	42,579	65,647	55,791
Compliance officer fees	22,016	13,973	13,576	11,712
Trustees fees and expenses	19,328	17,470	17,343	19,342
Professional fees	19,261	19,261	19,263	21,110
Printing expenses	14,644	14,821	12,922	17,097
Legal fees	9,896	10,247	8,764	6,923
Custodian fees	8,484	13,036	7,146	7,391
Transfer agent fees	6,130	11,324	7,297	6,839
Insurance expense	3,158	2,626	2,578	2,553
Other expenses	5,968	7,109	6,833	6,223
TOTAL EXPENSES	649,332	455,965	443,440	431,006

Less: Contractual Fees waived and/or expenses reimbursed by the Adviser	—	(12,062)	(30,947)	(27,387)
TOTAL FEES WAIVED	—	(12,062)	(30,947)	(27,387)

NET EXPENSES	649,332	443,903	412,493	403,619
NET INVESTMENT INCOME	2,179,855	652,591	664,396	2,816,023

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	11,170	25,931	(3,857)	(5,738)
Net realized gain from in-kind redemptions	30,828	5,852,514	3,022,656	3,351,009
Net change in unrealized appreciation (depreciation) on investments	(91,161)	2,571,049	2,359,480	(1,514,237)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(49,163)	8,449,494	5,378,279	1,831,034

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,130,692	$9,102,085	$6,042,675	$4,647,057

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$3,465,631	$3,181,186
Net realized loss from investments	(12,739,298)	(539,380)
Net realized gain from in-kind redemptions	16,199,580	11,732,870
Net change in unrealized appreciation (depreciation) on investments	428,859	(7,175,985)
Net increase in net assets resulting from operations	7,354,772	7,198,691

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,591,475)	(3,957,136)
Total distributions to shareholders	(3,591,475)	(3,957,136)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	88,646,595	52,391,473
Cost of shares redeemed	(89,429,040)	(39,311,852)
Net increase (decrease) in net assets from shares of beneficial interest	(782,445)	13,079,621

TOTAL INCREASE IN NET ASSETS	2,980,852	16,321,176

NET ASSETS
Beginning of Year	91,956,045	75,634,869
End of Year	$94,936,897	$91,956,045

SHARE ACTIVITY
Shares Sold	2,840,000	1,620,000
Shares Redeemed	(2,860,000)	(1,200,000)
Net increase (decrease) in shares of beneficial interest outstanding	(20,000)	420,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(109,499)	$172,887
Net realized loss from investments	(15,654,310)	(3,074,271)
Net realized gain from in-kind redemptions	25,026,048	22,823,517
Net change in unrealized appreciation (depreciation) on investments	19,772,117	(6,975,839)
Net increase in net assets resulting from operations	29,034,356	12,946,294

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(1,257,065)
Total distributions to shareholders	—	(1,257,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	155,577,934	123,524,389
Cost of shares redeemed	(151,602,628)	(108,259,205)
Net increase in net assets from shares of beneficial interest	3,975,306	15,265,184

TOTAL INCREASE IN NET ASSETS	33,009,662	26,954,413

NET ASSETS
Beginning of Year	106,297,735	79,343,322
End of Year	$139,307,397	$106,297,735

SHARE ACTIVITY
Shares Sold	4,080,000	3,590,000
Shares Redeemed	(4,000,000)	(3,180,000)
Net increase in shares of beneficial interest outstanding	80,000	410,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$1,345,247	$1,080,448
Net realized loss from investments	(11,205,796)	(2,798,586)
Net realized gain from in-kind redemptions	16,394,859	15,110,867
Net change in unrealized appreciation (depreciation) on investments	8,985,432	(7,680,055)
Net increase in net assets resulting from operations	15,519,742	5,712,674

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,358,473)	(3,109,522)
Total distributions to shareholders	(1,358,473)	(3,109,522)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	78,392,739	82,983,194
Cost of shares redeemed	(85,105,197)	(67,091,633)
Net increase (decrease) in net assets from shares of beneficial interest	(6,712,458)	15,891,561

TOTAL INCREASE IN NET ASSETS	7,448,811	18,494,713

NET ASSETS
Beginning of Year	94,982,232	76,487,519
End of Year	$102,431,043	$94,982,232

SHARE ACTIVITY
Shares Sold	2,430,000	2,610,000
Shares Redeemed	(2,620,000)	(2,110,000)
Net increase (decrease) in shares of beneficial interest outstanding	(190,000)	500,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$1,847,086	$1,623,035
Net realized loss from investments	—	(8,518)
Net realized gain from in-kind redemptions	220,403	854,314
Net change in unrealized appreciation (depreciation) on investments	(353,303)	458,941
Net increase in net assets resulting from operations	1,714,186	2,927,772

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,854,697)	(1,635,611)
Total distributions to shareholders	(1,854,697)	(1,635,611)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,500,840	32,072,901
Cost of shares redeemed	(6,847,272)	(25,328,129)
Net increase (decrease) in net assets from shares of beneficial interest	(2,346,432)	6,744,772

TOTAL DECREASE IN NET ASSETS	(2,486,943)	8,036,933

NET ASSETS
Beginning of Year	63,010,752	54,973,819
End of Year	$60,523,809	$63,010,752

SHARE ACTIVITY
Shares Sold	170,000	1,230,000
Shares Redeemed	(260,000)	(970,000)
Net increase (decrease) in shares of beneficial interest outstanding	(90,000)	260,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$2,179,855	$2,419,788
Net realized gain from investments	11,170	21,091
Net realized gain from in-kind redemptions	30,828	1,279
Net change in unrealized depreciation on investments	(91,161)	(20,134)
Net increase in net assets resulting from operations	2,130,692	2,422,024

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,209,672)	(2,433,876)
Total distributions to shareholders	(2,209,672)	(2,433,876)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,803,325	10,618,569
Cost of shares redeemed	(24,572,863)	(1,013,267)
Net increase (decrease) in net assets from shares of beneficial interest	(2,769,538)	9,605,302

TOTAL INCREASE(DECREASE) IN NET ASSETS	(2,848,518)	9,593,450

NET ASSETS
Beginning of Year	71,851,670	62,258,220
End of Year	$69,003,152	$71,851,670

SHARE ACTIVITY
Shares Sold	860,000	420,000
Shares Redeemed	(970,000)	(40,000)
Net increase (decrease) in shares of beneficial interest outstanding	(110,000)	380,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$652,591	$561,436
Net realized gain from investments	25,931	—
Net realized gain from in-kind redemptions	5,852,514	405,102
Net change in unrealized appreciation on investments	2,571,049	2,383,423
Net increase in net assets resulting from operations	9,102,085	3,349,961

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(659,304)	(569,312)
Total distributions to shareholders	(659,304)	(569,312)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,654,927	4,533,608
Cost of shares redeemed	(23,595,179)	(2,409,663)
Net increase in net assets from shares of beneficial interest	3,059,748	2,123,945

TOTAL INCREASE IN NET ASSETS	11,502,529	4,904,594

NET ASSETS
Beginning of Year	41,566,782	36,662,188
End of Year	$53,069,311	$41,566,782

SHARE ACTIVITY
Shares Sold	820,000	150,000
Shares Redeemed	(730,000)	(80,000)
Net increase in shares of beneficial interest outstanding	90,000	70,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$664,396	$528,699
Net realized loss from investments	(3,857)	—
Net realized gain from in-kind redemptions	3,022,656	2,550,605
Net change in unrealized appreciation on investments	2,359,480	95,234
Net increase in net assets resulting from operations	6,042,675	3,174,538

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(670,623)	(536,401)
Total distributions to shareholders	(670,623)	(536,401)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,817,638	13,676,329
Cost of shares redeemed	(20,157,689)	(11,242,191)
Net increase in net assets from shares of beneficial interest	3,659,949	2,434,138

TOTAL INCREASE IN NET ASSETS	9,032,001	5,072,275

NET ASSETS
Beginning of Year	39,898,831	34,826,556
End of Year	$48,930,832	$39,898,831

SHARE ACTIVITY
Shares Sold	740,000	450,000
Shares Redeemed	(630,000)	(370,000)
Net increase in shares of beneficial interest outstanding	110,000	80,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$2,816,023	$2,496,709
Net realized gain (loss) from investments	(5,738)	463,587
Net realized gain from in-kind redemptions	3,351,009	27,328
Net change in unrealized appreciation (depreciation) on investments	(1,514,237)	41,110
Net increase in net assets resulting from operations	4,647,057	3,028,734

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(3,175,872)	(2,706,613)
Total distributions to shareholders	(3,175,872)	(2,706,613)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	62,694,833	5,083,586
Cost of shares redeemed	(56,528,165)	(541,898)
Net increase in net assets from shares of beneficial interest	6,166,668	4,541,688

TOTAL INCREASE IN NET ASSETS	7,637,853	4,863,809

NET ASSETS
Beginning of Year	37,942,057	33,078,248
End of Year	$45,579,910	$37,942,057

SHARE ACTIVITY
Shares Sold	2,260,000	190,000
Shares Redeemed	(2,030,000)	(20,000)
Net increase in shares of beneficial interest outstanding	230,000	170,000

See accompanying notes which are an integral part of these financial statements.

Brookstone Dividend Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$30.75	$29.43	$25.00

Activity from investment operations:
Net investment income (2)	1.10	1.16	0.79
Net realized and unrealized gain (loss) on investments	1.26	1.58	4.27
Total from investment operations	2.36	2.74	5.06

Less distributions from:
Net investment income	(1.14)	(1.18)	(0.63)
Net realized gains	—	(0.24)	—
Total distributions	(1.14)	(1.42)	(0.63)

Net asset value, end of period	$31.97	$30.75	$29.43

Total return (3)	7.80%	9.18%	20.39	% (6)

Net assets, at end of period (000s)	$94,937	$91,956	$75,635

Ratio of gross expenses to average net assets (5)	0.87%	0.87%	1.00%
Ratio of net expenses to average net assets (5)	0.87%	0.89%	0.95%
Ratio of net investment income to average net assets (5)	3.55%	3.68%	4.21%
Portfolio Turnover Rate (4)	90%	19%	15	% (6)

(1)	The Brookstone Dividend Stock ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Growth Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$34.51	$29.72	$25.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)	0.06	0.05
Net realized and unrealized gain on investments	9.60	5.16	4.70
Total from investment operations	9.57	5.22	4.75

Less distributions from:
Net investment income	—	(0.43)	(0.03)
Total distributions	—	(0.43)	(0.03)

Net asset value, end of period	$44.08	$34.51	$29.72

Total return (3)	27.73%	17.54%	19.03	% (6)

Net assets, at end of period (000s)	$139,307	$106,298	$79,343

Ratio of gross expenses to average net assets (5)	0.83%	0.88%	0.99%
Ratio of net expenses to average net assets (5)	0.83%	0.89%	0.95%
Ratio of net investment income to average net assets (5)	(0.09)%	0.18%	0.23%
Portfolio Turnover Rate (4)	64%	63%	26	% (6)

(1)	The Brookstone Growth Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Value Stock ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$30.84	$29.65	$25.00

Activity from investment operations:
Net investment income (2)	0.44	0.40	0.25
Net realized and unrealized gain on investments	4.61	1.94	4.60
Total from investment operations	5.05	2.34	4.85

Less distributions from:
Net investment income	(0.45)	(1.15)	(0.20)
Total distributions	(0.45)	(1.15)	(0.20)

Net asset value, end of period	$35.44	$30.84	$29.65

Total return (3)	16.47%	7.89%	19.43	% (6)

Net assets, at end of period (000s)	$102,431	$94,982	$76,488

Ratio of gross expenses to average net assets (5)	0.86%	0.89%	0.99%
Ratio of net expenses to average net assets (5)	0.86%	0.91%	0.95%
Ratio of net investment income to average net assets (5)	1.35%	1.29%	1.29%
Portfolio Turnover Rate (4)	94%	71%	25	% (6)

(1)	The Brookstone Value Stock ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Intermediate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$26.04	$25.45	$25.00

Activity from investment operations:
Net investment income (2)	0.77	0.73	0.52
Net realized and unrealized gain on investments	(0.07)	0.59	0.35
Total from investment operations	0.70	1.32	0.87

Less distributions from:
Net investment income	(0.76)	(0.73)	(0.42)
Total distributions	(0.76)	(0.73)	(0.42)

Net asset value, end of period	$25.98	$26.04	$25.45

Total return (3)	2.69%	5.21%	3.50	% (8)

Net assets, at end of period (000s)	$60,524	$63,011	$54,974

Ratio of gross expenses to average net assets (5)(7)	0.95%	0.93%	1.12%
Ratio of net expenses to average net assets (5)(7)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(7)	2.90%	2.79%	2.98%
Portfolio Turnover Rate (6)	0%	56%	79	% (8)

(1)	The Brookstone Intermediate Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Ultra-Short Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$25.21	$25.21	$25.00

Activity from investment operations:
Net investment income (2)	0.76	0.92	0.66
Net realized and unrealized gain on investments	(0.02)	— (9)	0.09
Total from investment operations	0.74	0.92	0.75

Less distributions from:
Net investment income	(0.76)	(0.92)	(0.54)
Net realized gains	(0.01)	—	—
Total distributions	(0.77)	(0.92)	(0.54)

Net asset value, end of period	$25.18	$25.21	$25.21

Total return (3)(8)	2.97%	3.72%	3.01	% (8)

Net assets, at end of period (000s)	$69,003	$71,852	$62,258

Ratio of gross expenses to average net assets (5)(7)	0.90%	0.92%	1.05%
Ratio of net expenses to average net assets (5)(7)	0.90%	0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	3.01%	3.65%	3.82%
Portfolio Turnover Rate (6)	21%	20%	0	% (8)

(1)	The Brookstone Ultra-Short Bond ETF commenced operations on September 26, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Amount represents less than $0.005.

See accompanying notes which are an integral part of these financial statements.

Brookstone Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$30.79	$28.64	$25.00

Activity from investment operations:
Net investment income (2)	0.47	0.43	0.27
Net realized and unrealized gain on investments	6.07	2.16	3.60
Total from investment operations	6.54	2.59	3.87

Less distributions from:
Net investment income	(0.48)	(0.44)	(0.23)
Total distributions	(0.48)	(0.44)	(0.23)

Net asset value, end of period	$36.85	$30.79	$28.64

Total return (3)(8)	21.39%	9.04%	15.49	% (8)

Net assets, at end of period (000s)	$53,069	$41,567	$36,662

Ratio of gross expenses to average net assets (5)(7)	0.98%	0.99%	1.32%
Ratio of net expenses to average net assets (5)(7)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	1.40%	1.42%	1.46%
Portfolio Turnover Rate (6)	56%	0%	0	% (8)

(1)	The Brookstone Active ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Opportunities ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$30.46	$28.31	$25.00

Activity from investment operations:
Net investment income (2)	0.49	0.43	0.31
Net realized and unrealized gain on investments	4.01	2.15	3.26
Total from investment operations	4.50	2.58	3.57

Less distributions from:
Net investment income	(0.50)	(0.43)	(0.26)
Total distributions	(0.50)	(0.43)	(0.26)

Net asset value, end of period	$34.46	$30.46	$28.31

Total return (3)(8)	14.88%	9.14%	14.31	% (8)

Net assets, at end of period (000s)	$48,931	$39,899	$34,827

Ratio of gross expenses to average net assets (5)(7)	1.02%	1.01%	1.35%
Ratio of net expenses to average net assets (5)(7)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	1.53%	1.43%	1.69%
Portfolio Turnover Rate (6)	35%	0%	0	% (8)

(1)	The Brookstone Opportunities ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 (1)
Net asset value, beginning of period	$26.53	$26.25	$25.00

Activity from investment operations:
Net investment income (2)	1.83	1.86	1.64
Net realized and unrealized gain on investments	1.18	0.41	0.95
Total from investment operations	3.01	2.27	2.59

Less distributions from:
Net investment income	(1.92)	(1.99)	(1.34)
Net realized gains	(0.16)	—	—
Total distributions	(2.08)	(1.99)	(1.34)

Net asset value, end of period	$27.46	$26.53	$26.25

Total return (3)(8)	11.56%	8.86%	10.45	% (8)

Net assets, at end of period (000s)	$45,580	$37,942	$33,078

Ratio of gross expenses to average net assets (5)(7)	1.01%	0.99%	1.37%
Ratio of net expenses to average net assets (5)(7)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4) (7)	6.63%	6.98%	9.19%
Portfolio Turnover Rate (6)	138%	81%	77	% (8)

(1)	The Brookstone Yield ETF commenced operations on September 27, 2023.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026

1.	ORGANIZATION

The Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Value Stock ETF (“BAMV”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Active ETF (“BAMA”), Brookstone Opportunities ETF (“BAMO”) and Brookstone Yield ETF (“BAMY”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BAMB, BAMU, BAMA, BAMO and BAMY are each a “fund of funds”, in that each Fund will generally invest in other investment companies.

BAMD’s investment objective seeks to provide income and capital appreciation. BAMG’s and BAMV’s investment objective seeks to provide capital appreciation. BAMB’s, BAMY’s and BAMU’s investment objective seeks to provide current income. BAMA’s and BAMO’s investment objective seeks to provide total return. BAMD, BAMA, BAMO and BAMY commenced operations on September 27, 2023. BAMG, BAMV, BAMB and BAMU commenced operations on September 26, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values (“NAV”) as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the Funds’ adviser as its “Valuation Designee” for execution of these procedures. The adviser may also enlist third-party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process - Applicable investments are valued pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Valuation Designee is unable to obtain a current bid from such independent dealers or other independent parties, the adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026, for each Fund’s assets measured at fair value:

BAMD

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$94,435,402	$—	$—	$94,435,402
Total	$94,435,402	$—	$—	$94,435,402

BAMG

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$138,846,938	$—	$—	$138,846,938
Total	$138,846,938	$—	$—	$138,846,938

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

BAMV

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,974,610	$—	$—	$98,974,610
Total	$98,974,610	$—	$—	$98,974,610

BAMB

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$60,148,196	$—	$—	$60,148,196
Total	$60,148,196	$—	$—	$60,148,196

BAMU

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$68,688,561	$—	$—	$68,688,561
Total	$68,688,561	$—	$—	$68,688,561

BAMA

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,855,769	$—	$—	$52,855,769
Total	$52,855,769	$—	$—	$52,855,769

BAMO

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$48,934,264	$—	$—	$48,934,264
Total	$48,934,264	$—	$—	$48,934,264

BAMY

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$45,562,112	$—	$—	$45,562,112
Total	$45,562,112	$—	$—	$45,562,112

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedules of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually to comply with distribution requirements. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, international conflicts and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
BAMD	$87,521,538	$87,140,243
BAMG	81,115,424	79,248,354
BAMV	92,246,824	93,906,482
BAMB	—	—
BAMU	15,256,521	15,211,823
BAMA	26,597,057	25,666,856
BAMO	16,347,496	15,307,604
BAMY	57,811,082	57,968,601

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
BAMD	$87,710,107	$89,033,334
BAMG	153,676,781	151,171,408
BAMV	77,538,614	85,269,108
BAMB	4,437,761	6,765,110
BAMU	21,573,106	24,350,023
BAMA	26,242,143	23,612,803
BAMO	23,569,267	20,087,047
BAMY	62,577,870	56,452,530

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Brookstone Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. During the year ended May 31, 2026, the Adviser earned the following fees (net any fee waiver):

Fund	Annual Rate	Advisory Fee
BAMD	0.65%	$634,885
BAMG	0.65%	802,012
BAMV	0.65%	645,621
BAMB	0.65%	412,842
BAMU	0.65%	470,340
BAMA	0.65%	291,457
BAMO	0.65%	251,124
BAMY	0.65%	248,638

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.95% of average daily net assets of each Fund; subject to possible recoupment from the applicable Fund in future years within three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the expense limitation. If the Funds’ operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

During the year ended May 31, 2026, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

	Fees waived	Fees recouped
	(reimbursed) by	by the
Fund	the Adviser	Adviser
BAMD	$—	$—
BAMG	—	—
BAMV	—	—
BAMB	1,155	—
BAMU	—	—
BAMA	12,062	—
BAMO	30,947	—
BAMY	27,387	—

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2027	2028	2029
BAMD	$—	$—	$—
BAMG	—	—	—
BAMV	—	—	—
BAMB	38,151	—	1,155
BAMU	13,715	—	—
BAMA	69,341	16,995	12,062
BAMO	71,130	21,205	30,947
BAMY	72,230	14,217	27,387

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of fund shares for such distribution and shareholder service activities. As of May 31, 2026 the Plan has not been activated. For the year ended May 31, 2026, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended May 31, 2026, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended May 31, 2026, the Funds received the following fees:

Fund	Variable Fees	Fixed Fees
BAMD	$—	$9,750
BAMG	—	16,500
BAMV	—	9,500
BAMB	—	3,250
BAMU	—	7,750
BAMA	—	2,750
BAMO	—	4,750
BAMY	—	3,250

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

6.	UNDERLYING FUND RISK

Other investment companies including ETFs (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation on May 31, 2026, were as follows:

	Cost for			Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
BAMD	$91,843,213	$5,218,834	$(2,626,645)	$2,592,189
BAMG	118,346,144	23,059,343	(2,558,549)	20,500,794
BAMV	90,742,136	10,493,386	(2,260,912)	8,232,474
BAMB	59,412,273	851,516	(115,593)	735,923
BAMU	68,677,263	32,697	(21,399)	11,298
BAMA	44,233,198	8,655,187	(32,616)	8,622,571
BAMO	43,459,666	5,474,598	—	5,474,598
BAMY	46,025,080	—	(462,968)	(462,968)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended May 31, 2026 and May 31, 2025 were as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2026	Income	Capital Gains	Capital	Total
BAMD	$3,591,475	$—	$—	$3,591,475
BAMG	—	—	—	—
BAMV	1,358,473	—	—	1,358,473
BAMB	1,854,697	—	—	1,854,697
BAMU	2,188,581	21,091	—	2,209,672
BAMA	659,304	—	—	659,304
BAMO	670,623	—	—	670,623
BAMY	2,924,359	251,513	—	3,175,872

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

For Fiscal Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
BAMD	$3,939,254	$17,882	$—	$3,957,136
BAMG	1,257,065	—	—	1,257,065
BAMV	3,099,553	9,969	—	3,109,522
BAMB	1,635,611	—	—	1,635,611
BAMU	2,433,876	—	—	2,433,876
BAMA	569,312	—	—	569,312
BAMO	536,401	—	—	536,401
BAMY	2,706,613	—	—	2,706,613

As of May 31, 2026, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BAMD	$696,699	$—	$(8,667,899)	$(4,739,455)	$(932,442)	$2,592,189	$(11,050,908)
BAMG	—	—	(15,658,028)	(3,100,126)	—	20,500,794	1,742,640
BAMV	361,662	—	(9,774,379)	(4,253,339)	(372,521)	8,232,474	(5,806,103)
BAMB	428,090	—	—	(12,291)	(441,535)	735,923	710,187
BAMU	450,175	—	—	—	(454,018)	11,298	7,455
BAMA	80,528	—	—	—	(59,472)	8,622,571	8,643,627
BAMO	111,503	—	—	(3,857)	(117,576)	5,474,598	5,464,668
BAMY	539,738	—	—	(95,958)	(655,368)	(462,968)	(674,556)

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), unrealized appreciation (depreciation) is primarily due to C-Corporation return of capital distributions and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. BAMG incurred and elected to defer such late year losses of $29,573.

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
BAMD	$8,667,899
BAMG	15,628,455
BAMV	9,774,379
BAMB	—
BAMU	—
BAMA	—
BAMO	—
BAMY	—

At May 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Capital Loss Carry Forward

	Short-Term	Long-Term	Total	Utilized
BAMD	$3,076,843	$1,662,612	$4,739,455	$—
BAMG	1,908,818	1,191,308	3,100,126	—
BAMV	2,615,758	1,637,581	4,253,339	—
BAMB	12,291	—	12,291	—
BAMU	—	—	—	—
BAMA	—	—	—	—
BAMO	1,530	2,327	3,857	—
BAMY	26,871	69,087	95,958	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, net operating losses, and adjustments for prior year tax returns, resulted in reclassifications for the tax year ended May 31, 2026, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Deficits)
BAMD	$16,307,463	$(16,307,463)
BAMG	24,918,963	(24,918,963)
BAMV	16,394,859	(16,394,859)
BAMB	220,403	(220,403)
BAMU	30,828	(30,828)
BAMA	5,852,514	(5,852,514)
BAMO	3,022,656	(3,022,656)
BAMY	3,434,424	(3,434,424)

Brookstone ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

9.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF,

Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone

Opportunities ETF, and Brookstone Yield ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Northern Lights Fund Trust IV comprising the funds listed below (the “Funds”) as of May 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, and Brookstone Ultra-Short Bond ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025 and for the period from September 26, 2023 (commencement of operations) through May 31, 2024
Brookstone Dividend Stock ETF, Brookstone Active ETF, Brookstone Opportunities ETF, and Brookstone Yield ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025 and for the period from September 27, 2023 (commencement of operations) through May 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Brookstone Asset Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 29, 2026 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Brookstone Advisory Agreement”) between Brookstone Asset Management, LLC (“Brookstone”) and the Trust, with respect to Brookstone Active ETF (“BAMA”), Brookstone Dividend Stock ETF (“BAMD”), Brookstone Growth Stock ETF (“BAMG”), Brookstone Intermediate Bond ETF (“BAMB”), Brookstone Opportunities ETF (“BAMO”), Brookstone Ultra-Short Bond ETF (“BAMU”), Brookstone Value Stock ETF (“BAMV”) and Brookstone Yield ETF (“BAMY”) (collectively, the “Brookstone ETFs”). In considering the renewal of the Brookstone Advisory Agreement, the Board received materials specifically relating to the Brookstone Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Brookstone Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Brookstone Advisory Agreement on behalf of the Brookstone ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Brookstone Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing Brookstone ETFs. The Board further reviewed the investment advisory services provided by Brookstone to each of the Brookstone ETFs, which included investment research, compliance, marketing and analysis. The Board observed Brookstone’s investment process, which included the utilization of an investment committee that meets monthly to review the Brookstone ETFs’ allocations to ensure consistency with investment guidelines. The Board noted that Brookstone did not report any compliance issues, regulatory examinations nor any material litigation or administration action since the last approval of the advisory agreement. The Board concluded it could expect Brookstone to continue to provide satisfactory services to the Brookstone ETFs and their shareholders.

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2026

Performance.

BAMA. The Board noted that BAMA had net returns of 14.27% and 17.37% for the 1-year period and since inception period ended October 31, 2025, respectively, underperforming its benchmark index, the S&P 500 Index, but outperforming its peer group and Morningstar category medians, as well as the Dow Jones U.S. Select Dividend Index. The Board observed that BAMA was in the first quartile of its peer group and Morningstar category in terms of its net returns for the since inception period. The Board concluded that BAMA’s performance was acceptable.

BAMD. The Board observed that BAMD underperformed its benchmark indices, the S&P 500 Total Return Index and Dow Jones US Select Dividend Index, and its peer group median and Morningstar category median for the 1-year period ended October 31, 2025 and since inception period. The Board acknowledged Brookstone’s assertion that the underperformance was attributed in part to security selection. The Board concluded that BAMD’s performance was acceptable.

BAMG. The Board observed that BAMG underperformed its benchmark index, the S&P 500 Growth Index and its peer group and Morningstar category medians during the 1-year period ended October 31, 2025 and since inception period. The Board further observed that BAMG outperformed the Dow Jones Industrial Average during the same periods. The Board acknowledged Brookstone’s assertion that the underperformance was attributed in part by asset allocation decisions including underweighting certain sectors. The Board concluded that BAMG’s performance was acceptable.

BAMB. The Board observed that BAMB underperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, and its peer group and Morningstar category medians during the 1-year period ended October 31, 2025 and since inception period. The Board acknowledged Brookstone’s assertion that the underperformance was attributed to BAMB’s decision to have higher exposure to U.S. government bonds, relative to the benchmark, and its duration approach. The Board concluded that BAMB’s performance was acceptable.

BAMO. The Board noted that BAMO underperformed its benchmark indices, the Dow Jones Moderate Portfolio Index and S&P 500 Index, and peer group and Morningstar category medians during the 1-year period ended October 31, 2025. The Board further noted that BAMO outperformed its Morningstar category and peer group medians since inception. The Board acknowledged Brookstone’s assertion that the underperformance was attributed to U.S. securities versus international securities. The Board concluded that BAMO’s performance was acceptable.

BAMU. The Board noted that BAMU underperformed its benchmark indices, the Bloomberg US Treasury Bills 1-3 Months Index and Bloomberg US Aggregate Bond Index, as well as its peer group and Morningstar category averages during the 1-year period ended October 31, 2025 and since inception period. The Board noted Brookstone’s assertion that the underperformance was attributed to the higher overall duration of BAMU compared to the indices. The Board concluded that BAMU’s performance was acceptable.

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2026

BAMV. The Board observed that BAMV underperformed its benchmark indices, the S&P 500 Value Index and Dow Jones Industrial Average, as well as the Morningstar category and peer group medians during the 1-year period ended October 31, 2025. The Board noted that BAMV outperformed its peer group median since inception. The Board acknowledged Brookstone’s assertion that security selection and allocation were key factors in BAMV’s relative performance. The Board concluded that BAMV’s performance was acceptable.

BAMY. The Board observed that BAMY outperformed its benchmark indices, the Bloomberg U.S. Corporate High Yield Index and Bloomberg US Aggregate Bond Index, as well as its Morningstar category and peer group medians during the 1-year period ended October 31, 2025. The Board further observed that BAMY underperformed the peer group and Morningstar category medians but outperformed the benchmark indices since inception. The Board concluded that BAMY’s performance was satisfactory.

Fees and Expenses.

BAMA. The Board noted that BAMA’s advisory fee of 0.65% was equal to the peer group and Morningstar category medians and lower than their averages. The Board further noted that the advisory fee for BAMA ranked 6th out of 13 peers. The Board observed that BAMA’s net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMA. The Board determined that the advisory fee charged by Brookstone for BAMA was not unreasonable.

BAMD. The Board observed that BAMD’s advisory fee of 0.65% was higher than the peer group and Morningstar category medians and averages, and lower than the highs of each. The Board further observed that the advisory fee for BAMD ranked 11th out of 14 peers. The Board noted that BAMD’s net expense ratio of 0.89% was higher than its peer group and Morningstar category averages and medians, but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMD. The Board determined that the advisory fee charged by Brookstone for BAMD was not unreasonable.

BAMG. The Board observed that BAMG’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians and equal to the high of the peer group and lower than the high of the Morningstar category. The Board further observed that the advisory fee for BAMG ranked 11th out of 15 peers. The Board noted that BAMG’s net expense ratio of 0.89% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMG. The Board determined that the advisory fee charged by Brookstone for BAMG was not unreasonable.

BAMB. The Board observed that BAMB’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians and lower than the Morningstar category high. The Board

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2026

further observed that the advisory fee for BAMB ranked 11th out of 11 peers. The Board noted that BAMB’s net expense ratio of 0.95% was higher than the peer group and Morningstar category medians and averages but lower than the high of the Morningstar category. The Board acknowledged Brookstone’s assertion that the advisory fee was reasonable given its proprietary research and strategy. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMB. The Board determined that the advisory fee charged by Brookstone for BAMB was not unreasonable.

BAMO. The Board observed that BAMO’s advisory fee of 0.65% was lower than the peer group and Morningstar category averages and equal to the medians. The Board further observed that the advisory fee for BAMO ranked 6th out of 11 peers. The Board noted that the net expense ratio of 0.95% was higher than the Morningstar category and peer group averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMO. The Board determined that the advisory fee charged by Brookstone for BAMO was not unreasonable.

BAMU. The Board observed that BAMU’s advisory fee of 0.65% and net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians and equal to the highs of the Morningstar category. The Board observed that the advisory fee for BAMU ranked 14th out of 14 peers. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMU. The Board determined that the advisory fee charged by Brookstone for BAMU was not unreasonable.

BAMV. The Board observed that BAMV’s advisory fee of 0.65% was higher than the peer group and Morningstar category averages and medians and lower than the highs of each. The Board further observed that the advisory fee for BAMV ranked 12th out of 13 peers. The Board observed that the net expense ratio of 0.91% was higher than the peer group and Morningstar category averages and medians but lower than the high of the Morningstar category. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMV. The Board determined that the advisory fee charged by Brookstone for BAMV was not unreasonable.

BAMY. The Board observed that the advisory fee of 0.65% for BAMY was equal to the Morningstar category median and below the peer group average and median and Morningstar category average. The Board further observed that the advisory fee for BAMY ranked 7th out of 16 peers. The Board noted that the net expense ratio of 0.95% was higher than the peer group and Morningstar category averages and medians but lower than the highs of each. The Board noted Brookstone’s intention to enter into an expense limitation agreement with respect to BAMY. The Board determined that the advisory fee charged by Brookstone for BAMY was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Brookstone for each of the Brookstone ETFs. The Board observed that Brookstone was earning a reasonable profit from each of the Brookstone ETFs given, among other things, the time, risk and financial commitment involved in

Brookstone ETFs
ADDITIONAL INFORMATION (Continued)
May 31, 2026

managing each of the Brookstone ETFs. The Board determined that excessive profitability was not an issue for Brookstone with respect to each of the Brookstone ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Brookstone ETFs. The Board noted that there were no perceived economies of scale at this time, but Brookstone indicated a willingness to revisit the topic at higher asset levels.

Conclusion. Having requested such information from Brookstone as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between Brookstone and the Trust, on behalf of the Brookstone ETFs, was in the best interests of each Brookstone ETF and its shareholders.

Proxy Voting

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, as well as description of the policies and procedures that the Funds use to determine how to vote is available without charge, upon request, by (i) calling 1-888-562-8880; (ii) visiting the Funds’ website at https://www.brookstoneam.com/; or (iii) referring to the Securities and Exchange Commission’s website at https://www.sec.gov.

INVESTMENT ADVISER
Brookstone Asset Management, LLC
1745 S Naperville Rd
Wheaton, IL 60189

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BROOK ETF-A26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 08/07/2026

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 08/07/2026